UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                         811-21680

Virtus Total Return Fund

(Exact name of registrant as specified in charter)

100 Pearl Street

Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—5.8%

Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	$312		$286
RegS 7.000%, 12/1/18(5)	65		56
9.375%, 1/13/34	195		174
Commonwealth of Australia Series 118, 6.500%, 5/15/13	580	AUD	615
Commonwealth of Canada 1.750%, 3/1/13	600		612
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	375	NZD	317
Federative Republic of Brazil
12.500%, 1/5/16	250	BRL	155
12.500%, 1/5/22	250	BRL	184
8.500%, 1/5/24	975	BRL	563
Kingdom of Norway Series 470 6.500%, 5/15/13	1,410	NOK	253
Kingdom of Spain 5.850%, 1/31/22	70	EUR	89
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	950	SEK	158
Republic of Argentina PIK Interest Capitalization 8.280%, 12/31/33	878		694
Republic of Colombia
12.000%, 10/22/15	215,000	COP	147
4.375%, 3/21/23	229,000	COP	125
Republic of Croatia 144A 6.375%, 3/24/21(4)	200		222
Republic of Iceland 144A 5.875%, 5/11/22(4)	175		191
Republic of Lithuania 144A 6.625%, 2/1/22(4)	225		279
Republic of Peru
144A 7.840%, 8/12/20(4)	170	PEN	81
RegS 6.900%, 8/12/37(5)	265	PEN	123
Republic of Slovak 144A 4.375%, 5/21/22(4)	200		210
Republic of South Africa
Series R206 7.500%, 1/15/14	2,500	ZAR	309
Series R-208 6.750%, 3/31/21	1,010	ZAR	123
Republic of Turkey 9.000%, 3/5/14	755	TRY	428
United Mexican States
Series M, 6.000%, 6/18/15	3,210	MXN	258
Series M, 6.500%, 6/9/22	4,590	MXN	388

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,787)			7,040

MORTGAGE-BACKED SECURITIES—6.8%

Non-Agency—6.8%
Banc of America Mortgage Securities, Inc. 05-05 1A19, 5.500%, 6/25/35	55		55

	PAR VALUE	VALUE
Non-Agency—(continued)
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW14, AM 5.243%, 12/11/38	$355	$390
06-PW13, AM 5.582%, 9/11/41(3)	310	345
Chase Mortgage Finance Corp. 07-A1, 10A1 3.050%, 2/25/37(3)	155	154
Countrywide Alternative Loan Trust 06-13T1, A11 6.000%, 5/25/36	218	163
Countrywide Home Loan Mortgage Pass-Through- Trust
04-R1, 2A, 144A 6.500%, 11/25/34(4)	139	141
05-6, 2A1 5.500%, 4/25/35	174	176
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.410%, 2/15/39(3)	70	72
Extended Stay America Trust 10-ESHA, D 144A 5.498%, 11/5/27(4)	315	317
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.790%, 8/10/45(3)	300	344
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	332
07-LD12, A4 5.882%, 2/15/51(3)	320	377
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	325	387
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34	137	139
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	165	171
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	300	334
Morgan Stanley Capital I, Inc. 07-IQ14, A4 5.692%, 4/15/49(3)	320	366
Morgan Stanley Mortgage Loan Trust 07-11AR, 2A3 2.770%, 6/25/37(3)	303	160
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	207	211
04-R3, A1 144A 6.500%, 2/25/35(4)	140	142
06-AF2, 1A6 6.196%, 8/25/36(3)	334	164
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36(3)	186	178
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35	300	306

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE
Non-Agency—(continued)
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(4)	$251	$244
02-AL1, A3 3.450%, 2/25/32	497	492
07-EQ1, A2 0.307%, 3/25/37(3)	99	76
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.770%, 1/25/37(3)	182	179
Terwin Mortgage Trust 04-15AL, A1 144A 5.800%, 7/25/34(3)(4)	98	93
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	300	340
05-C22, AM 5.340%, 12/15/44(3)	325	351
07-C32, A3 5.750%, 6/15/49(3)	300	345
07-C33, A5 5.920%, 2/15/51(3)	300	350
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.290%, 11/23/43(3)(4)	281	276

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $7,610)		8,170

ASSET-BACKED SECURITIES—1.9%

ABSC Long Beach Home Equity Loan Trust 00- LB1, M1F 8.240%, 3/21/29(3)	198	152
AmeriCredit Automobile Receivables Trust 11-3, E, 144A 5.760%, 12/10/18(4)	320	347
Citicorp Residential Mortgage Securities, Inc. 07- 2, A3 6.080%, 6/25/37(3)	248	249
Equity One ABS, Inc. 01-3, AF4 6.252%, 5/25/32	155	118
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	239	240
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(4)	150	162
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	236	248
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	124	132
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	325	328
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	251	272

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,174)		2,248

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES—28.4%

Consumer Discretionary—2.2%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	$155		$158
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	250	BRL	133
Boyd Gaming Corp. 144A 9.000%, 7/1/20(4)	125		128
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	80		83
DISH DBS Corp. 144A 4.625%, 7/15/17(4)	185		190
Globo Comunicacao e Participacoes SA 144A 4.875%, 4/11/22(4)	200		217
HD Supply, Inc. 144A 8.125%, 4/15/19(4)	60		65
HOA Restaurant Group LLC (HOA Finance Corp.) 144A 11.250%, 4/1/17(4)	145		133
International Game Technology 7.500%, 6/15/19	120		144
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	100		106
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	200		208
MGM Resorts International 144A 6.750%, 10/1/20(4)	160		160
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	200		184
QVC, Inc.
144A 7.500%, 10/1/19(4)	115		127
144A 5.125%, 7/2/22(4)	125		133
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	200		211
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	105		113
Wyndham Worldwide Corp. 7.375%, 3/1/20	155		187

			2,680

Consumer Staples—0.1%
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization 10.250%, 2/15/16	100		104

Energy—4.8%
Antero Resources Finance Corp. 9.375%, 12/1/17	155		172
Atlas Pipeline Partners LP (Atlas Pipeline Finance Corp.) 144A 6.625%, 10/1/20(4)	70		71
Bill Barrett Corp. 7.625%, 10/1/19	160		170
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(4)	255		265
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	160		172
Chesapeake Energy Corp. 6.775%, 3/15/19	155		156

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE
Energy—(continued)
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	$200	$207
Energy XXI Gulf Coast, Inc. 7.750%, 6/15/19	115	122
EV Energy Partners LP (EV Energy Finance Corp.) 8.000%, 4/15/19	65	68
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	102	105
Frontier Oil Corp. 6.875%, 11/15/18	235	251
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(4)	155	161
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	140	148
Linn Energy LLC (Linn Energy Finance Corp.) 144A 6.500%, 5/15/19(4)	155	156
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	250	301
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	125	128
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	200	181
Parker Drilling Co. 9.125%, 4/1/18	155	168
PDC Energy, Inc. 144A 7.750%, 10/15/22(4)	130	130
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	170	154
RegS 8.500%, 11/2/17(5)	685	622
Petroleos Mexicanos 6.000%, 3/5/20	360	430
QEP Resources, Inc. 6.875%, 3/1/21	110	125
Quicksilver Resources, Inc. 7.125%, 4/1/16	160	138
Rowan Cos., Inc. 4.875%, 6/1/22	120	129
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(4)	225	240
Tesoro Corp. 9.750%, 6/1/19	250	291
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	215	248
Venoco, Inc. 11.500%, 10/1/17	150	155
Weatherford International Ltd. 9.625%, 3/1/19	105	137

		5,801

Financials—11.0%
Air Lease Corp. 144A 5.625%, 4/1/17(4)	155	159
Aircastle Ltd. 7.625%, 4/15/20	255	284
Alfa Invest Ltd. RegS 7.875%, 9/25/17(5)(8)	155	168
Allstate Corp. 6.125%, 5/15/37(3)	165	170
Ally Financial, Inc. 6.750%, 12/1/14	115	123
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	200	227
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	160	161

	PAR VALUE	VALUE
Financials—(continued)
American International Group, Inc. 4.875%, 6/1/22	$175	$197
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	155	166
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	260	285
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	320	343
Banco de Credito del Peru 144A 5.375%, 9/16/20(4)	250	269
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	195	205
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	150	159
Banco Santander Chile 144A 3.875%, 9/20/22(4)	155	155
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	320	358
Bancolombia SA 5.125%, 9/11/22	165	167
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200	204
Barclays Bank plc 144A 6.050%, 12/4/17(4)	250	269
Boston Properties LP 3.850%, 2/1/23	175	184
Brandywine Operating Partnership LP 4.950%, 4/15/18	120	129
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	245	260
Capital One Capital IV 8.875%, 5/15/40(6)	260	265
Chubb Corp. (The) 6.375%, 3/29/67(3)	160	170
CIT Group, Inc.
4.250%, 8/15/17	25	26
144A 5.500%, 2/15/19(4)	150	163
Citigroup, Inc. 5.500%, 2/15/17	250	277
Discover Bank 7.000%, 4/15/20	255	307
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200	203
Fidelity National Financial, Inc. 5.500%, 9/1/22	40	43
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	160	160
First Niagara Financial Group, Inc.
6.750%, 3/19/20	50	58
7.250%, 12/15/21	150	172
Ford Motor Credit Co. LLC 5.750%, 2/1/21	145	163
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	275	323
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	140	144
Genworth Financial, Inc. 7.625%, 9/24/21	155	158
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	100	101
Huntington Bancshares, Inc. 7.000%, 12/15/20	85	103
Hutchison Whampoa International Ltd. Series 12 144A 6.000% (4)(7)	185	191

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE
Financials—(continued)
ING U.S., Inc. 144A 5.500%, 7/15/22(4)	$180	$188
International Lease Finance Corp. 5.875%, 8/15/22	150	155
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	190	189
Korea Development Bank 3.500%, 8/22/17	250	269
Macquarie Group Ltd. 144A 7.625%, 8/13/19(4)	190	220
Morgan Stanley 5.750%, 10/18/16	100	110
National Retail Properties, Inc. 5.500%, 7/15/21	135	153
Nordea Bank AB 144A 4.250%, 9/21/22(4)	200	199
PKO Finance AB 144A 4.630%, 9/26/22(4)(8)	200	201
Progressive Corp. (The) 6.700%, 6/15/37(3)	225	243
Prudential Financial, Inc. 5.875%, 9/15/42	305	313
Regions Bank 7.500%, 5/15/18	250	296
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250	266
Republic of Argentina Provincia de Neuquen 144A 7.875%, 4/26/21(4)	150	133
Resona Bank Ltd. 144A 5.850% (3)(4)(6)(7)	160	171
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	200	212
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	155	154
Sberbank of Russia (Sberbank Capital SA)
5.717%, 6/16/21	220	237
144A 6.125%, 2/7/22(4)(8)	200	221
SLM Corp. 4.625%, 9/25/17	130	132
Springleaf Finance Corp. 5.400%, 12/1/15	300	271
Telecom Italia Capital SA 7.175%, 6/18/19	205	226
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	215	217
United Rentals Financing Escrow Corp. 144A 7.375%, 5/15/20(4)	150	162
UPCB Finance VI Ltd. VI 144A 6.875%, 1/15/22(4)	150	160
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(8)	205	214
Willis Group Holdings plc 5.750%, 3/15/21	165	186
Zions Bancorp 4.500%, 3/27/17	130	134

		13,301

Health Care—0.6%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	135	140

	PAR VALUE	VALUE
Health Care—(continued)
7.125%, 7/15/20	$55	$58
HCA, Inc. 6.500%, 2/15/20	225	251
Hologic, Inc. 144A 6.250%, 8/1/20(4)	15	16
Symbion, Inc. 8.000%, 6/15/16	125	129
VPI Escrow Corp. 144A 6.375%, 10/15/20(4)	150	154

		748

Industrials—4.2%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	105	105
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	333	354
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 7/2/19	297	307
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	278	296
Bombardier, Inc. 144A 7.750%, 3/15/20(4)	185	213
CDRT Holding Corp. PIK 144A 9.250%, 10/1/17(4)	140	136
Cemex Finance LLC 144A 9.500%, 12/14/16(4)	150	156
CHC Helicopter SA 9.250%, 10/15/20	165	170
Deluxe Corp. 7.000%, 3/15/19	245	262
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	108
Embraer SA 5.150%, 6/15/22	185	199
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(4)	75	72
Iron Mountain, Inc. 5.750%, 8/15/24	265	267
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	110	119
Masco Corp. 5.950%, 3/15/22	315	345
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	289	305
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(4)	140	148
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	60	62
Severstal OAO (Steel Capital SA) RegS 6.250%, 7/26/16(5)(8)	250	263
U.S. Airways Pass-Through-Trust 11-1 A 7.125%, 10/22/23	369	402
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	299	342
07-01A 6.636%, 7/2/22	212	222
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	225	261

		5,114

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE
Information Technology—0.2%
Digicel Ltd. 144A 8.250%, 9/1/17(4)	$150	$164
Tech Data Corp. 3.750%, 9/21/17	15	15

		179

Materials—2.8%
ArcelorMittal 6.250%, 2/25/22	190	187
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	215	232
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	155	168
Cascades, Inc. 7.875%, 1/15/20	250	263
Celulosa Arauco y Constitucion SA 4.750%, 1/11/22	150	157
Edgen Murray Corp. 12.250%, 1/15/15	125	134
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(4)	90	84
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	240	277
Ineos Finance plc 144A 8.375%, 2/15/19(4)	120	127
JMC Steel Group 144A 8.250%, 3/15/18(4)	165	169
Mexichem SAB de CV 144A 4.875%, 9/19/22(4)	200	203
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	120	122
Packaging Corp. of America 3.900%, 6/15/22	165	170
Pactiv LLC 8.125%, 6/15/17	325	320
PTT Global Chemical PCL 144A 4.250%, 9/19/22(4)	200	202
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	220	212
United States Steel Corp. 7.500%, 3/15/22	170	169
Vale Overseas Ltd. 4.375%, 1/11/22	200	210

		3,406

Telecommunication Services—1.6%
CenturyLink, Inc. Series T 5.800%, 3/15/22	150	164
Cincinnati Bell, Inc. 8.250%, 10/15/17	160	172
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	315	354
Frontier Communications Corp. 7.125%, 1/15/23	160	167
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	120	122
Sprint Capital Corp. 6.875%, 11/15/28	100	92
Sprint Nextel Corp. 6.000%, 12/1/16	135	140
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	100	98
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	125	131

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	$155	$147
Windstream Corp. 7.750%, 10/15/20	260	280

		1,867

Utilities—0.9%
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	160	167
7.000%, 5/20/22	125	135
Calpine Corp. 144A 7.875%, 1/15/23(4)	290	322
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	115	137
Covanta Holding Corp. 6.375%, 10/1/22	210	230
NRG Energy, Inc.
7.625%, 5/15/19	125	133
144A 6.625%, 3/15/23(4)	5	5

		1,129

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $32,823)		34,329

LOAN AGREEMENTS(3)—9.0%

Consumer Discretionary—3.2%
Advantage Sales & Marketing, Inc. Second Lien, 9.250%, 6/18/18	125	125
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	118	120
August Holding Co., Inc. (Schrader)
First Lien, LUX 6.250%, 4/27/18	79	80
First Lien, US 6.250%, 4/27/18	61	62
BJ’s Wholesale Club, Inc. Second Lien 9.750%, 3/29/19	32	32
Caesars Entertainment Operating Co., Inc.
(Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	58	60
Tranche B-6, 9.500%, 1/28/18	175	159
Cannery Casino Resorts LLC 0.000%, 9/12/18	84	84
Cengage Learning Acquisitions, Inc. 2.470%, 7/3/14	134	128
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	158	162
Clear Channel Communications, Inc.
Tranche A, 3.620%, 7/30/14	59	56
Tranche B, 3.870%, 1/29/16	138	113

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Cumulus Media Holdings, Inc.
First Lien, 5.750%, 9/17/18	$99		$100
Second Lien, 7.500%, 9/16/19	160		162
Focus Brands, Inc. First Lien, 6.583%, 2/21/18	138		140
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	130		118
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	164	CAD	165
Granite Broadcasting Corp. Tranche B 8.500%, 5/23/18	94		94
HD Supply, Inc. Tranche B, 7.250%, 10/12/17	175		181
HHI Holdings LLC 7.750%, 3/21/17	174		174
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	130		133
InVentiv Health, Inc. (Ventive Health, Inc.) 6.500%, 8/4/16	158		154
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	219		223
Radio One, Inc. 7.500%, 3/31/16	153		154
Seven Seas Cruises, Inc. Tranche B, 6.250%, 12/21/18	102		103
SRAM LLC Second Lien, 8.500%, 12/7/18	160		163
Station GVR Acquisition LLC (Green Valley Ranch Gaming LLC) 0.000%, 9/15/19	74		74
TI Group Automotive Systems LLC 6.750%, 3/14/18	217		218
Transtar Holding Co. Second Lien, 10.750%, 12/21/17	125		128
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	247		238

			3,903

Consumer Staples—0.4%
Flowers Foods, Inc. 4.375%, 4/1/22	130		134
Pinnacle Foods Finance LLC Tranche E, 4.750%, 10/17/18	55		55
SuperValu, Inc. 0.000%, 8/30/18	224		226

			415

Energy—0.3%
Chesapeake Energy Corp. 8.500%, 12/2/17	50		50
Frac Tech Services LLC 6.250%, 5/6/16	169		164
NGPL PipeCo LLC 6.750%, 9/15/17	100		102

	PAR VALUE	VALUE
Energy—(continued)
Samson Investment Co. 0.000%, 9/25/18	$63	$64

		380

Financials—0.9%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	58	60
CNO Financial Group, Inc. 0.000%, 9/28/18	47	47
Harland Clarke Holdings Corp. Tranche B-2 5.470%, 6/30/17	111	100
Homeward Residential, Inc. 8.250%, 8/8/17	169	172
iStar Financial, Inc. Tranche A-2, 7.000%, 6/30/14	160	160
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	95	96
Ocwen Financial Corp. 7.000%, 9/1/16	103	104
Realogy Corp.
Extended First Lien, 4.478%, 10/10/16	195	193
Extended LOC, 6.550%, 10/10/16	15	15
Walter Investment Management Corp. First Lien, 7.750%, 6/30/16	136	137

		1,084

Health Care—0.9%
AMN Healthcare, Inc. Tranche B, 6.000%, 4/5/18	133	135
Ardent Health Services LLC 6.500%, 9/15/15	152	153
Aveta, Inc.
(MMM Holdings, Inc.) 8.500%, 4/4/17	53	53
(NAMM Holdings, Inc.) 8.500%, 4/4/17	53	53
Emdeon, Inc. Tranche B-1, 5.000%, 11/2/18	159	160
Kinetic Concepts, Inc. Tranche B-1, 7.000%, 5/4/18	149	152
MModal, Inc. Tranche B, 6.750%, 8/16/19	190	189
Par Pharmaceutical 0.000%, 8/2/19	91	91
Select Medical Corp. Series A Tranche B, 5.750%, 6/1/18	50	50

		1,036

Industrials—0.8%
ADS Waste Holdings, Inc. 0.000%, 9/11/19	68	69
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	154	156
DynCorp International LLC 6.500%, 7/7/16	191	192
Husky Injection Molding System (Yukon Acquisition, Inc.) 5.750%, 7/2/18	182	183
Veyance Technologies, Inc. 0.000%, 7/31/15	145	139

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE
Industrials—(continued)
Zuffa LLC 7.500%, 6/19/15	$252	$254

		993

Information Technology—1.5%
Avaya, Inc. Tranche B-3, 4.930%, 10/26/17	252	231
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	124	125
First Data Corp. Tranche B 5.220%, 3/24/17	208	204
Freescale Semiconductor, Inc. Tranche B-1, 4.480%, 12/1/16	255	250
Infor (US), Inc. (Lawson Software, Inc.) Tranche B 6.250%, 4/5/18	249	251
Ipreo Holdings LLC 8.000%, 8/5/17	163	165
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	123	124
Oberthur Technologies, Inc. Tranche B-3, 6.250%, 11/30/18	155	154
Sophia LP (DataTel, Inc.) 6.250%, 7/19/18	132	134
SRA International, Inc. 6.500%, 7/20/18	129	128
Zayo Group LLC (Zayo Capital, Inc.) 7.125%, 7/2/19	96	97

		1,863

Materials—0.6%
AZ Chem US, Inc. 7.250%, 12/22/17	102	105
CPG International I, Inc. 0.000%, 9/21/19	52	52
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/20/14	260	263
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	174	176
Waupaca Foundry, Inc. 8.500%, 6/29/17	150	151

		747

Telecommunication Services—0.3%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	100	102
Level 3 Financing, Inc. Tranche A 5.750%, 9/1/18	180	180
West Corp. Tnrache B-6, 5.750%, 6/30/18	83	84

		366

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC Extended, 4.710%, 10/10/17	125	86

TOTAL LOAN AGREEMENTS (Identified Cost $10,702)		10,873

	PAR VALUE	VALUE
PREFERRED STOCK—0.4%

Financials—0.4%
Citigroup Capital XVII Series E 6.350%	7,460	$186
General Electric Capital Corp.(3)(9)	2,000	211
U.S. Bancorp Series G 6.000%(3)	4,400	123

TOTAL PREFERRED STOCK (Identified Cost $492)		520

COMMON STOCKS—80.6%

Consumer Discretionary—2.4%
Eutelsat Communications SA	40,736	1,309
SES SA	57,744	1,571

		2,880

Energy—19.3%
Enbridge, Inc.	161,106	6,288
Kinder Morgan, Inc.	83,746	2,975
Spectra Energy Corp.	122,900	3,608
TransCanada Corp.	106,668	4,854
Williams Cos., Inc. (The)	161,664	5,653

		23,378

Financials—1.8%
American Tower Corp.	30,960	2,210

Industrials—12.3%
Abertis Infraestructuras S.A.	99,637	1,466
Atlantia SpA	115,284	1,790
Auckland International Airport Ltd.	494,760	1,074
Ferrovial SA	85,759	1,116
Flughafen Zuerich AG	2,819	1,157
Fraport AG Frankfurt Airport Services Worldwide	23,989	1,387
Koninklijke Vopak N.V.	41,758	2,932
Transurban Group	482,946	3,006
Vinci SA	20,607	878

		14,806

Telecommunication Services—19.1%
AT&T, Inc.	141,190	5,323
BCE, Inc.	22,267	978
BT Group plc	306,537	1,142
Crown Castle International Corp.(2)	42,905	2,750
Nippon Telegraph & Telephone Corp. ADR	38,645	916

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
	SHARES	VALUE
Telecommunication Services—(continued)
Singapore Telecommunications Ltd.	635,000	$1,656
TELUS Corp.	31,081	1,960
Verizon Communications, Inc.	53,163	2,423
Vodafone Group plc Sponsored ADR	168,595	4,804
Windstream Corp.	109,277	1,105

		23,057

Utilities—25.7%
Allette, Inc.	16,560	691
APA Group	187,860	924
CenterPoint Energy, Inc.	58,050	1,237
Centrica plc	162,995	863
CMS Energy Corp.	54,410	1,281
Consolidated Edison, Inc.	19,150	1,147
Dominion Resources, Inc.	30,493	1,614
DTE Energy Co.	15,875	952
E.ON AG	27,728	658
FirstEnergy Corp.	40,070	1,767
National Grid plc	111,814	1,233
NextEra Energy, Inc.	29,540	2,078
NiSource, Inc.	50,235	1,280
Northeast Utilities	25,090	959
Northwest Natural Gas Co.	18,620	917
NV Energy, Inc.	61,300	1,104
ONEOK, Inc.	32,070	1,549
Pinnacle West Capital Corp.	23,000	1,214
Questar Corp.	41,000	834
Sempra Energy	28,025	1,807
SevernTrent plc	45,112	1,223
SP AusNet	912,630	989
Terna Rete Elettrica Nazionale SpA	235,945	879
United Utilities Group plc	90,838	1,050
Wisconsin Energy Corp.	43,408	1,635
XCEL Energy, Inc.	41,445	1,149

		31,034

TOTAL COMMON STOCKS (Identified Cost $88,696)		97,365

TOTAL LONG TERM INVESTMENTS—132.9% (Identified cost $149,284)		160,545

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.5%

Money Market Mutual Funds—2.5%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	1,156,541	$1,157
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	1,840,601	1,841

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $ 2,998)		2,998

TOTAL INVESTMENTS—135.4% (Identified Cost $ 152,282)		163,543	(1)

Other assets and liabilities, net—(35.4)%		(42,794)

NET ASSETS—100.0%		$120,749

Abbreviations:

ADR	American Depositary Receipt
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $19,393 or 16.1% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(9)	Non-cummulative.

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	57%
Canada	9
United Kingdom	7
Australia	4
Brazil	2
Luxembourg	2
Netherlands	2
Other	17

Total	100%

†	% of total investments as of September 30, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,248	$—	$2,248
Corporate Bonds And Notes	34,329	—	34,329
Foreign Government Securities	7,040	—	7,040
Loan Agreements	10,873	—	10,873
Mortgage-Backed Securities	8,170	—	8,170
Equity Securities:
Common Stocks	97,365	97,365	—
Preferred Stock	520	123	397
Short-Term Investments	2,998	2,998	—

Total Investments	$163,543	$100,486	$63,057

There are no Level 3 (significant unobservable input) priced securities.

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Fund. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non – U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Fund fair values non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Besause the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows,

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

NOTE 2—CREDIT RISK AND ASSET CONTENTRATION

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At September 30, 2012, the Fund held securities issued by various companies in the utility sector, representing 26% of the total investments of the Fund.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

NOTE 3— INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

NOTE 4— FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)
$152,285	$124,245	$(987)	$11,258

NOTE 5— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	11/28/12

* Print the name and title of each signing officer under his or her signature.